Financial Assets and Financial Liabilities (Borrowings, Narrative) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Credit facilities with several PRC financial institutions	¥ 18,716,320
Unused credit facilities	16,961,535
Later than one year [member]
Disclosure of detailed information about borrowings [line items]
Unused credit facilities	¥ 3,710,000
Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the Group's borrowings	3.63%	2.93%